Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions	Provisions

(in thousands of euros)	As of December 31, 2024	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2025
Provisions for disputes	341	7	(230)	—	118
Provisions for charges	96	42	(90)	—	49
Total current provisions	438	49	(320)	—	167
(1)See Note 17.4 Depreciation, amortization and provision expenses for the nature of these decreases
Provisions for disputes exclusively include ongoing employee disputes. The €0.2 million net decrease recorded in the first half of 2025 resulted from the settlement of disputes.